Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Business transformation program (1)	€ 2.3	€ 10.2	€ 6.1	€ 21.2
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (3.2)	€ (3.3)	(5.6)	(7.4)
Payments relating to exceptional items			(23.9)	(30.8)
Depreciation and amortization			€ 50.2	€ 50.3